SHEPHERD STREET EQUITY FUND


January 16, 2002


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:      The Shepherd Street Funds, Inc.
         File No. 333-59149

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Shepherd Street Funds, Inc.'s registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,


/s/ John F. Splain

John F. Splain
Assistant Secretary


P.O.Box 46707          Cincinnati, Ohio 45246-0707        Phone:1-888-575-4800
              Fax:513-587-3450           www.shepherdstreetfund.com